Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 205	$ 237
Past service cost	32	0
Gain or Loss on Settlement or curtailment	2	(5)
Net Interest on the net Defined Benifit Liability	200	299
Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	855	344
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	223
Past service cost	36
Gain or Loss on Settlement or curtailment	2
Net Interest on the net Defined Benifit Liability	230
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	964
Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	192
Past service cost	31
Gain or Loss on Settlement or curtailment	1
Net Interest on the net Defined Benifit Liability	171
Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	881
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,790	2,354
Pension and retirement plans [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	170	195
Past service cost	(44)	0
Gain or Loss on Settlement or curtailment	2	(5)
Net Interest on the net Defined Benifit Liability	176	265
Pension and retirement plans [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	790	370
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	184
Past service cost	(47)
Gain or Loss on Settlement or curtailment	2
Net Interest on the net Defined Benifit Liability	201
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	844
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	158
Past service cost	(41)
Gain or Loss on Settlement or curtailment	1
Net Interest on the net Defined Benifit Liability	148
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	781
Seniority premium plan [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	35	42
Past service cost	76	0
Gain or Loss on Settlement or curtailment	0	0
Net Interest on the net Defined Benifit Liability	24	34
Seniority premium plan [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	65	$ (26)
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	39
Past service cost	83
Gain or Loss on Settlement or curtailment	0
Net Interest on the net Defined Benifit Liability	29
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	120
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	34
Past service cost	72
Gain or Loss on Settlement or curtailment	0
Net Interest on the net Defined Benifit Liability	23
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 100